Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Long-Term Debt

	As of December 31,
	2011	2010
Revolver – variable rate of 2.8% and 2.9% at December 31, 2011 and 2010	$541,000	$408,000
Senior notes – fixed rate of 8.25%	300,000	300,000

Total debt	841,000	708,000
Less: Current maturities	—	—

Total long-term debt	$841,000	$708,000

Schedule Of Future Long-Term Debt Maturities

Year	Aggregate Maturities Principal Amounts
2012	$—
2013	—
2014	—
2015	—
2016	541,000
Thereafter	300,000

Total debt, including current maturities	$841,000